Supplement to the
Fidelity® Blue Chip Growth Fund
Class A, Class M, Class C, Class I, and Class Z
October 4, 2024
Prospectus

The following information replaces similar information found in the "Fund Management" section under the "Advisory Fee(s)" heading.
The basis for the Board of Trustees approving the management contract and sub-advisory agreements for the fund is available in the fund's Form N-CSR report for the fiscal period ended July 31, 2024, and will be included in the fund's Form N-CSRS report for the fiscal period ending January 31, 2025.
The following information replaces similar information found in the "Appendix" section under the "Sales Charge Waiver Policies Applied by Certain Intermediaries" heading.
Ameriprise Financial
Front-end sales charge reductions on Class A shares purchased through Ameriprise Financial
Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge reductions, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders can reduce their initial sales charge on the purchase of Class A shares as follows:
  Transaction size breakpoints, as described in this prospectus or the SAI.
  Rights of accumulation (ROA), as described in this prospectus or the SAI.
  Letter of intent, as described in this prospectus or the SAI.
Front-end sales charge waivers on Class A shares purchased through Ameriprise Financial
Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders may purchase Class A shares at NAV without payment of a sales charge as follows:
  shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer- sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
  shares purchased through reinvestment of capital gains and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the same fund family).
  shares exchanged from Class C shares of the same fund in the month of or following the seven-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.
  shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
  shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial advisor and/or the advisor's spouse, advisor's lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor's lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
  shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).
CDSC waivers on Class A and C shares purchased through Ameriprise Financial
Fund shares purchased through an Ameriprise Financial platform or account are eligible only for the following CDSC waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI:
  redemptions due to death or disability of the shareholder
  shares sold as part of a systematic withdrawal plan as described in this prospectus or the SAI redemptions made in connection with a return of excess contributions from an IRA account shares purchased through a Right of Reinstatement (as defined above)
  redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code
ABCF-PSTK-0225-100 1.9919562.100	February 14, 2025
Supplement to the
Fidelity® Leveraged Company Stock Fund
Class A, Class M, Class C, Class I, and Class Z
October 4, 2024
Prospectus

The following information replaces similar information found in the "Fund Management" section under the "Advisory Fee(s)" heading.
The basis for the Board of Trustees approving the management contract and sub-advisory agreements for the fund is available in the fund's Form N-CSR report for the fiscal period ended July 31, 2024, and will be included in the fund's Form N-CSRS report for the fiscal period ending January 31, 2025.
The following information replaces similar information found in the "Appendix" section under the "Sales Charge Waiver Policies Applied by Certain Intermediaries" heading.
Ameriprise Financial
Front-end sales charge reductions on Class A shares purchased through Ameriprise Financial
Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge reductions, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders can reduce their initial sales charge on the purchase of Class A shares as follows:
  Transaction size breakpoints, as described in this prospectus or the SAI.
  Rights of accumulation (ROA), as described in this prospectus or the SAI.
  Letter of intent, as described in this prospectus or the SAI.
Front-end sales charge waivers on Class A shares purchased through Ameriprise Financial
Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders may purchase Class A shares at NAV without payment of a sales charge as follows:
  shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer- sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
  shares purchased through reinvestment of capital gains and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the same fund family).
  shares exchanged from Class C shares of the same fund in the month of or following the seven-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.
  shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
  shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial advisor and/or the advisor's spouse, advisor's lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor's lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
  shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).
CDSC waivers on Class A and C shares purchased through Ameriprise Financial
Fund shares purchased through an Ameriprise Financial platform or account are eligible only for the following CDSC waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI:
  redemptions due to death or disability of the shareholder
  shares sold as part of a systematic withdrawal plan as described in this prospectus or the SAI redemptions made in connection with a return of excess contributions from an IRA account shares purchased through a Right of Reinstatement (as defined above)
  redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code
ALEV-PSTK-0225-100 1.9919563.100	February 14, 2025
Supplement to the
Fidelity® OTC Portfolio
Class A, Class M, Class C, Class I, and Class Z
October 4, 2024
Prospectus

The following information replaces similar information found in the "Fund Management" section under the "Advisory Fee(s)" heading.
The basis for the Board of Trustees approving the management contract and sub-advisory agreements for the fund is available in the fund's Form N-CSR report for the fiscal period ended July 31, 2024, and will be included in the fund's Form N-CSRS report for the fiscal period ending January 31, 2025.
The following information replaces similar information found in the "Appendix" section under the "Sales Charge Waiver Policies Applied by Certain Intermediaries" heading.
Ameriprise Financial
Front-end sales charge reductions on Class A shares purchased through Ameriprise Financial
Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge reductions, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders can reduce their initial sales charge on the purchase of Class A shares as follows:
  Transaction size breakpoints, as described in this prospectus or the SAI.
  Rights of accumulation (ROA), as described in this prospectus or the SAI.
  Letter of intent, as described in this prospectus or the SAI.
Front-end sales charge waivers on Class A shares purchased through Ameriprise Financial
Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders may purchase Class A shares at NAV without payment of a sales charge as follows:
  shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer- sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
  shares purchased through reinvestment of capital gains and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the same fund family).
  shares exchanged from Class C shares of the same fund in the month of or following the seven-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.
  shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
  shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial advisor and/or the advisor's spouse, advisor's lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor's lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
  shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).
CDSC waivers on Class A and C shares purchased through Ameriprise Financial
Fund shares purchased through an Ameriprise Financial platform or account are eligible only for the following CDSC waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI:
  redemptions due to death or disability of the shareholder
  shares sold as part of a systematic withdrawal plan as described in this prospectus or the SAI redemptions made in connection with a return of excess contributions from an IRA account shares purchased through a Right of Reinstatement (as defined above)
  redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code
AOTC-PSTK-0225-100 1.9919564.100	February 14, 2025
Supplement to the
Fidelity® Small Cap Value Fund
Class A, Class M, Class C, Class I, and Class Z
September 28, 2024
Prospectus

The following information replaces similar information found in the "Appendix" section under the "Sales Charge Waiver Policies Applied by Certain Intermediaries" heading.
Ameriprise Financial
Front-end sales charge reductions on Class A shares purchased through Ameriprise Financial
Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge reductions, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders can reduce their initial sales charge on the purchase of Class A shares as follows:
  Transaction size breakpoints, as described in this prospectus or the SAI.
  Rights of accumulation (ROA), as described in this prospectus or the SAI.
  Letter of intent, as described in this prospectus or the SAI.
Front-end sales charge waivers on Class A shares purchased through Ameriprise Financial
Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders may purchase Class A shares at NAV without payment of a sales charge as follows:
  shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer- sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
  shares purchased through reinvestment of capital gains and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the same fund family).
  shares exchanged from Class C shares of the same fund in the month of or following the seven-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.
  shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
  shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial advisor and/or the advisor's spouse, advisor's lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor's lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
  shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).
CDSC waivers on Class A and C shares purchased through Ameriprise Financial
Fund shares purchased through an Ameriprise Financial platform or account are eligible only for the following CDSC waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI:
  redemptions due to death or disability of the shareholder
  shares sold as part of a systematic withdrawal plan as described in this prospectus or the SAI redemptions made in connection with a return of excess contributions from an IRA account shares purchased through a Right of Reinstatement (as defined above)
  redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code
ASCV-PSTK-0225-145 1.808271.145	February 14, 2025
Supplement to the
Fidelity® Real Estate Income Fund
Class A, Class M, Class C, Class I, and Class Z
September 28, 2024
Prospectus

The following information replaces similar information found in the "Appendix" section under the "Sales Charge Waiver Policies Applied by Certain Intermediaries" heading.
Ameriprise Financial
Front-end sales charge reductions on Class A shares purchased through Ameriprise Financial
Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge reductions, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders can reduce their initial sales charge on the purchase of Class A shares as follows:
  Transaction size breakpoints, as described in this prospectus or the SAI.
  Rights of accumulation (ROA), as described in this prospectus or the SAI.
  Letter of intent, as described in this prospectus or the SAI.
Front-end sales charge waivers on Class A shares purchased through Ameriprise Financial
Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders may purchase Class A shares at NAV without payment of a sales charge as follows:
  shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer- sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
  shares purchased through reinvestment of capital gains and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the same fund family).
  shares exchanged from Class C shares of the same fund in the month of or following the seven-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.
  shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
  shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial advisor and/or the advisor's spouse, advisor's lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor's lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
  shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).
CDSC waivers on Class A and C shares purchased through Ameriprise Financial
Fund shares purchased through an Ameriprise Financial platform or account are eligible only for the following CDSC waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI:
  redemptions due to death or disability of the shareholder
  shares sold as part of a systematic withdrawal plan as described in this prospectus or the SAI redemptions made in connection with a return of excess contributions from an IRA account shares purchased through a Right of Reinstatement (as defined above)
  redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code
REIA-PSTK-0225-124 1.913960.124	February 14, 2025
Supplement to the
Fidelity® Small Cap Growth Fund
Class A, Class M, Class C, Class I, and Class Z
September 28, 2024
Prospectus

The following information replaces similar information found in the "Appendix" section under the "Sales Charge Waiver Policies Applied by Certain Intermediaries" heading.
Ameriprise Financial
Front-end sales charge reductions on Class A shares purchased through Ameriprise Financial
Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge reductions, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders can reduce their initial sales charge on the purchase of Class A shares as follows:
  Transaction size breakpoints, as described in this prospectus or the SAI.
  Rights of accumulation (ROA), as described in this prospectus or the SAI.
  Letter of intent, as described in this prospectus or the SAI.
Front-end sales charge waivers on Class A shares purchased through Ameriprise Financial
Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders may purchase Class A shares at NAV without payment of a sales charge as follows:
  shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer- sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
  shares purchased through reinvestment of capital gains and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the same fund family).
  shares exchanged from Class C shares of the same fund in the month of or following the seven-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.
  shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
  shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial advisor and/or the advisor's spouse, advisor's lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor's lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
  shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).
CDSC waivers on Class A and C shares purchased through Ameriprise Financial
Fund shares purchased through an Ameriprise Financial platform or account are eligible only for the following CDSC waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI:
  redemptions due to death or disability of the shareholder
  shares sold as part of a systematic withdrawal plan as described in this prospectus or the SAI redemptions made in connection with a return of excess contributions from an IRA account shares purchased through a Right of Reinstatement (as defined above)
  redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code
The following information supplements information found in the "Fund Summary" section under the "Purchase and Sale of Shares" heading.
The fund is currently closed to new investors. For more information, see the "Additional Information about the Purchase and Sale of Shares" section of the prospectus. Remember to keep shares in your fund position to be eligible to purchase additional shares of the fund.
The following information supplements information found in the "Shareholder Information" section under the "Additional Information about the Purchase and Sale of Shares" heading.
Effective the close of business on October 16, 2024, new positions in Fidelity® Small Cap Growth Fund (the fund) may no longer be opened. Shareholders of the fund on that date may continue to add to their fund positions existing on that date. Investors who did not own shares of the fund on October 16, 2024, generally will not be allowed to buy shares of the fund except that new fund positions may be opened: 1) by participants in most group employer retirement plans (and their successor plans) if a qualifying fund is already established as an investment option under the plans (or under another plan sponsored by the same employer), 2) by participants in a 401(a) plan covered by a master record keeping services agreement between Fidelity and a national federation of employers that included a qualifying fund as a core investment option, 3) for accounts managed on a discretionary basis by certain registered investment advisers that have discretionary assets of at least $500 million invested in mutual funds and already included the fund in their discretionary account program, 4) by a mutual fund or a qualified tuition program for which Fidelity serves as investment manager, 5) by a portfolio manager of the fund, 6) by a fee deferral plan offered to trustees of certain Fidelity® funds, if the fund is an investment option under the plan, 7) by qualified intermediaries to facilitate in-kind redemption activity when deemed by the Adviser to be in the best interests of the fund, and 8) by certain asset pools associated with an organization that already offers a qualifying fund as an investment option in its retirement plan(s). These restrictions generally will apply to investments made directly with Fidelity and investments made through intermediaries. Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted.
ASCP-PSTK-0225-139 1.808092.139	February 14, 2025